LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period
2025	$5,029
2026	4,194
2027	3,364
2028	3,048
2029	2,642
2030	1,263

Total undiscounted lease payments	$19,540

Less: adjustment to discounted lease payments	(1,271)

Total discounted lease payments	$18,269

Schedule of Weighted Average Remaining Lease Terms and Discount Rates
The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years):	4.70

Weighted-average discount rate:	3.17%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years):	5.49

Weighted-average discount rate:	2.84%